Investments - Schedule of Net Investments (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Investment Holdings [Line Items]
Assets				$ 151,552	$ 151,739
Liabilities				150,490	150,479
Net income	$ 421	$ 421	$ 186	43	615
Limited Partner
Investment Holdings [Line Items]
Assets				176,400	172,700
Liabilities				29,400	28,600
Net income				$ 12,700	$ 6,600